Provisions for Sundry Creditors - Summary of Provisions for Sundry Creditors and Others (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)
Disclosure of other provisions [abstract]
Provision for plugging of wells (Note 12)		$ 68,797,600	$ 64,967,710	$ 56,894,695
Provision for trails in process (Note 25)		7,812,689	15,119,692	12,775,263
Provision for environmental costs		11,067,134	8,230,476	$ 3,521,838
Provisions	$ 4,431,129	$ 87,677,423	$ 88,317,878